BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
BORROWINGS
Schedule of borrowings

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Short‑term borrowings	290,450	288,280
Total	290,450	288,280